Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.2%
Advertising — 1.5%
Omnicom Group, Inc.	1,822	$188,377
The Interpublic Group of Cos., Inc.	33,012	1,044,169
		1,232,546
Aerospace & Defense — 0.7%
L3Harris Technologies, Inc.	2,407	572,553
Airlines — 1.2%
Southwest Airlines Co.	33,177	983,035
Auto Manufacturers — 0.5%
Cummins, Inc.	1,276	413,156
Auto Parts & Equipment — 1.0%
Aptiv PLC*	5,222	376,036
BorgWarner, Inc.	12,842	466,036
		842,072
Banks — 8.8%
Commerce Bancshares, Inc.	10,146	602,672
First Hawaiian, Inc.	17,645	408,482
Northern Trust Corp.	18,691	1,682,751
The Bank of New York Mellon Corp.	20,441	1,468,890
The PNC Financial Services Group, Inc.	2,055	379,867
Truist Financial Corp.	24,320	1,040,166
US Bancorp	24,123	1,103,145
Westamerica BanCorp	8,518	420,960
		7,106,933
Beverages — 1.8%
Heineken N.V.	7,289	647,046
Pernod Ricard S.A.	5,380	813,953
		1,460,999
Building Materials — 1.1%
Johnson Controls International PLC	5,132	398,295
Mohawk Industries, Inc.*	2,796	449,261
		847,556
Chemicals — 0.9%
Akzo Nobel N.V.	10,604	749,079
Commercial Services — 0.5%
Edenred SE	10,811	409,473
Computers — 4.0%
Amdocs Ltd.	12,068	1,055,708
Cognizant Technology Solutions Corp., Class A	6,543	504,989
HP, Inc.	27,295	979,072
TE Connectivity PLC	4,399	664,205
		3,203,974
Cosmetics & Personal Care — 1.1%
Kenvue, Inc.	38,527	891,130
Distribution & Wholesale — 0.8%
Bunzl PLC	13,528	640,673
	Number of Shares	Value†

Diversified Financial Services — 1.1%
T. Rowe Price Group, Inc.	8,420	$917,191
Electric — 10.2%
CMS Energy Corp.	1,358	95,916
Duke Energy Corp.	6,591	759,942
Edison International	15,891	1,383,947
Evergy, Inc.	17,564	1,089,144
Eversource Energy	17,559	1,194,890
Northwestern Energy Group, Inc.	25,205	1,442,230
WEC Energy Group, Inc.	11,591	1,114,822
Xcel Energy, Inc.	18,262	1,192,509
		8,273,400
Electrical Components & Equipment — 1.8%
Emerson Electric Co.	13,616	1,489,182
Electronics — 0.2%
Atkore, Inc.	1,771	150,075
Engineering & Construction — 1.2%
Vinci S.A.	8,242	963,462
Environmental Control — 0.4%
Republic Services, Inc.	1,558	312,909
Food — 5.0%
Conagra Brands, Inc.	52,989	1,723,202
General Mills, Inc.	12,987	959,090
Koninklijke Ahold Delhaize N.V.	38,605	1,333,457
		4,015,749
Gas — 2.1%
ONE Gas, Inc.	11,212	834,397
Spire, Inc.	12,235	823,293
		1,657,690
Healthcare Products — 6.8%
DENTSPLY SIRONA, Inc.	18,351	496,578
Envista Holdings Corp.*	26,750	528,580
GE HealthCare Technologies, Inc.	8,784	824,378
Hologic, Inc.*	7,147	582,195
Medtronic PLC	7,475	672,974
Zimmer Biomet Holdings, Inc.	22,317	2,409,120
		5,513,825
Healthcare Services — 4.5%
Centene Corp.*	9,715	731,345
Labcorp Holdings, Inc.	4,508	1,007,448
Quest Diagnostics, Inc.	8,416	1,306,584
Universal Health Services, Inc., Class B	2,634	603,212
		3,648,589
Household Products & Wares — 2.0%
Kimberly-Clark Corp.	7,707	1,096,552
Reckitt Benckiser Group PLC	7,813	478,032
		1,574,584
Insurance — 5.2%
Aflac, Inc.	2,335	261,053

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Reinsurance Group of America, Inc.	1,871	$407,635
The Allstate Corp.	7,824	1,483,822
The Hanover Insurance Group, Inc.	5,172	766,025
Willis Towers Watson PLC	4,476	1,318,316
		4,236,851
Internet — 1.1%
F5, Inc.*	3,844	846,449
Machinery — Construction & Mining — 1.6%
Oshkosh Corp.	8,966	898,483
The Weir Group PLC	14,505	421,505
		1,319,988
Machinery — Diversified — 0.3%
Dover Corp.	1,085	208,038
Media — 0.3%
Fox Corp., Class B	5,831	226,243
Metal Fabricate/Hardware — 0.5%
The Timken Co.	4,858	409,481
Oil & Gas — 2.5%
Coterra Energy, Inc.	23,787	569,699
EQT Corp.	18,969	695,024
Occidental Petroleum Corp.	14,536	749,185
		2,013,908
Oil & Gas Services — 1.2%
Baker Hughes Co.	26,831	969,941
Packaging and Containers — 2.1%
Graphic Packaging Holding Co.	29,137	862,164
Packaging Corp. of America	3,864	832,305
		1,694,469
Pharmaceuticals — 4.9%
Becton Dickinson & Co.	4,390	1,058,429
Cardinal Health, Inc.	9,256	1,022,973
Cencora, Inc.	883	198,746
Henry Schein, Inc.*	22,915	1,670,503
		3,950,651
Retail — 3.8%
Beacon Roofing Supply, Inc.*	10,727	927,134
Darden Restaurants, Inc.	2,764	453,655
Dollar Tree, Inc.*	8,993	632,388
MSC Industrial Direct Co., Inc., Class A	12,427	1,069,468
		3,082,645
Semiconductors — 0.5%
ON Semiconductor Corp.*	5,206	378,008
Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	2,232	590,096
Telecommunications — 1.1%
BCE, Inc.	17,432	606,050
	Number of Shares	Value†

Telecommunications — (continued)
Juniper Networks, Inc.	7,984	$311,217
		917,267
Transportation — 2.2%
CSX Corp.	15,988	552,066
Norfolk Southern Corp.	4,755	1,181,617
		1,733,683
TOTAL COMMON STOCKS (Cost $66,529,292)		70,447,553

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Apartments — 1.9%
Equity Residential	14,384	1,071,033
Essex Property Trust, Inc.	1,669	493,056
		1,564,089
Diversified — 0.9%
VICI Properties, Inc.	21,034	700,642
Healthcare — 1.7%
Healthpeak Properties, Inc.	27,034	618,268
Ventas, Inc.	11,994	769,175
		1,387,443
Single Tenant — 2.6%
Agree Realty Corp.	9,988	752,396
Realty Income Corp.	21,315	1,351,797
		2,104,193
Storage & Warehousing — 1.1%
Public Storage	2,376	864,555
Strip Centers — 0.9%
Regency Centers Corp.	10,560	762,749
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,158,466)		7,383,671

PREFERRED STOCKS — 0.7%
Household Products & Wares — 0.7%
Henkel AG & Co., KGaA (Cost $428,447)	6,222	584,867

MASTER LIMITED PARTNERSHIP — 2.4%
Diversified Financial Services — 0.4%
AllianceBernstein Holding LP	8,858	309,056
Pipelines — 2.0%
Enterprise Products Partners LP	54,922	1,598,779
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,517,741)		1,907,835

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Core Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $904,898)	904,898	$904,898
TOTAL INVESTMENTS — 100.5% (Cost $76,538,844)		$81,228,824
Other Assets & Liabilities — (0.5)%		(380,169)
TOTAL NET ASSETS — 100.0%		$80,848,655

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2024††
United States	87%
United Kingdom	3
Netherlands	3
France	3
Ireland	2
Canada	1
Germany	1
Total	100%
††	% of total investments as of September 30, 2024.

Open forward foreign currency contracts held at September 30, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Canadian Dollar	Bank of America	12/20/24	(707,225)	1.34962	$(524,990)	$(524,018)	$972	$—
Buy	Pound Sterling	Bank of America	12/20/24	32,687	0.74811	43,764	43,693	—	(71)
Sell	Pound Sterling	Bank of America	12/20/24	(521,069)	0.74811	(694,324)	(696,512)	—	(2,188)
Sell	Euro	Citibank N.A.	12/20/24	(1,053,691)	0.89541	(1,176,636)	(1,176,777)	—	(141)
Sell	Euro	Goldman Sachs	12/20/24	(1,053,691)	0.89541	(1,175,793)	(1,176,777)	—	(984)
Sell	Pound Sterling	Goldman Sachs	12/20/24	(521,069)	0.74811	(694,532)	(696,512)	—	(1,980)
Sell	Euro	JPMorgan	12/20/24	(1,053,691)	0.89541	(1,176,546)	(1,176,777)	—	(230)
Sell	Euro	UBS Securities	12/20/24	(1,053,691)	0.89541	(1,175,572)	(1,176,776)	—	(1,205)
	Total							$972	$(6,799)
3